EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
Employee benefits [Abstract]
Group's provision for employee benefits
The Group’s provisions for employee benefits are as follows:

	At December 31,
	2019	2018
	(€ thousand)
Present value of defined benefit obligations:
Italian employee severance indemnity (TFR)	21,795	21,195
Pension plans	134	485
Total present value of defined benefit obligations	21,929	21,680

Other provisions for employees	66,187	64,895
Total provisions for employee benefits	88,116	86,575

Disclosure of defined benefit plans
The expected benefit payments for the defined benefit obligations are as follows:

	Expected benefit payments
	TFR	Pension plans
	(€ thousand)
2020	1,396	2
2021	1,677	2
2022	1,808	2
2023	1,531	2
2024	1,599	2
Beyond 2024	6,086	611
Total	14,097	621
The following table summarizes the changes in the defined benefit obligations:

	TFR liability	Pension plans	Total
	(€ thousand)
Amounts at December 31, 2017	22,641	604	23,245

Included in the consolidated income statement	—	55	55
Included in other comprehensive income/(loss) (*)	(390)	(28)	(418)
Other	(1,056)	(146)	(1,202)
Benefits paid	(1,620)	(169)	(1,789)
Other changes	564	23	587
Amounts at December 31, 2018	21,195	485	21,680

Included in the consolidated income statement	—	(492)	(492)
Included in other comprehensive income/(loss) (*)	1,899	176	2,075
Other	(1,299)	(35)	(1,334)
Benefits paid	(1,490)	(24)	(1,514)
Other changes	191	(11)	180
Amounts at December 31, 2019	21,795	134	21,929
______________________________
(*) Relates to actuarial losses/(gains) from financial assumptions.

Disclosure of amounts recognized in the consolidated income statement
Amounts recognized in the consolidated income statement are as follows:

	For the years ended December 31,
	2019			2018			2017
	TFR	Pension plans	Total	TFR	Pension plans	Total	TFR	Pension plans	Total
	(€ thousand)
Current service cost	—	26	26	—	55	55	—	141	141
Interest expense	—	—	—	—	—	—	—	1	1
Past service adjustments	—	(518)	(518)	—	—	—	—	—	—
Total recognized in the consolidated income statement	—	(492)	(492)	—	55	55	—	142	142

Disclosure of the sensitivity of defined benefit plan to changes in principle assumptions
The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is:

	At December 31,
	2019		2018
	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate
	(€ thousand)
Impact on defined benefit obligation	(1,695)	1,951	(1,647)	1,891